Commitments and Contingencies (Details) $ in Millions				12 Months Ended
	Nov. 07, 2016 USD ($) well	Jan. 08, 2015 USD ($) km² well	Nov. 07, 2013 USD ($) km² well	Dec. 31, 2017 USD ($) km² lease	Dec. 31, 2016 USD ($) well
EGPC [member]
Disclosure of Commitments and Contingencies [Line Items]
Performance bond issued	$ 4.0
Subsidiaries [member] | TG NW Gharib Inc [member]
Disclosure of Commitments and Contingencies [Line Items]
financial commitment amount			$ 35.0
Number of wells in a work commitment made by entity | well			30
Number area of 3-D seismic included in a work commitment made by entity | km²			200
Exploration period in a work commitment			3 years
Extension to the initial exploration period			6 months
Number of development leases | lease				4
Subsidiaries [member] | TG SW Gharib Inc [member]
Disclosure of Commitments and Contingencies [Line Items]
financial commitment amount			$ 10.0
Number of wells in a work commitment made by entity | well			4
Number area of 3-D seismic included in a work commitment made by entity | km²			200
Exploration period in a work commitment			3 years
Extension to the initial exploration period			6 months
Subsidiaries [member] | South Ghazalat [member]
Disclosure of Commitments and Contingencies [Line Items]
financial commitment amount	$ 4.0		$ 8.0
Number of wells in a work commitment made by entity | well	2		2		2
Number area of 3-D seismic included in a work commitment made by entity | km²			400
Exploration period in a work commitment			3 years
Extension to the initial exploration period	2 years
Payments of commitments to related party	$ 8.0				$ 4.0
Percentage of original exploration acreage relinquished	25.00%
Subsidiaries [member] | NW Sitra [member]
Disclosure of Commitments and Contingencies [Line Items]
financial commitment amount		$ 10.0
Number of wells in a work commitment made by entity | well		2
Number area of 3-D seismic included in a work commitment made by entity | km²		300		600
Exploration period in a work commitment		3 years 6 months
Payments of commitments to related party				$ 4.9
Outstanding commitments made by entity				$ 5.1